Long-Term Debt - Additional Information1 (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 SecurityLoan	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 656,063,000	$ 744,634,000
Interest at a weighted-average fixed rate	1.10%	1.10%
Aggregate annual long-term principal repayments, 2015	42,000,000
Aggregate annual long-term principal repayments, 2016	82,600,000
Aggregate annual long-term principal repayments, 2017	415,300,000
Aggregate annual long-term principal repayments, 2018	53,200,000
Aggregate annual long-term principal repayments, 2019	23,200,000
Aggregate annual long-term principal repayments, thereafter	39,800,000
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	1.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments	3
Long-term debt	147,470,000	164,041,000
Reference rate for the variable rate of the debt instrument	LIBOR
Minimum hull coverage ratios	130.00%	120.00%
Debt Instrument, collateral description	The term loans are collateralized by first-priority mortgages on six of the Company's vessels, together with certain other related security.
Maintain the greater of free cash liquidity	100,000,000
Minimum liquidity as a percentage of debt	7.50%
Amount outstanding in the joint and several liability arrangement	92,800,000
Secured Debt [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Number of debt instruments	1
Amount outstanding in the joint and several liability arrangement	$ 188,300,000
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.06%
Percentage of margin	0.30%	0.30%
Actual hull coverage ratio	212.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.90%
Percentage of margin	1.00%	1.00%
Actual hull coverage ratio	676.00%